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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-8895
                                  ---------------------------------------------

                                ING FUNDS TRUST
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               (Exact name of registrant as specified in charter)

 7337 E. Doubletree Ranch Road, Scottsdale, AZ              85258
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         (Address of principal executive offices)          (Zip code)


                            Theresa K. Kelety, Esq.
                              ING Investments, LLC
                         7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                                With copies to:
                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                              Washington, DC 20006
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                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (800) 992-0180
                                                   ---------------------------

Date of fiscal year end:      March 31
                         -------------------

Date of reporting period:    July 1, 2004 - June 30, 2005
                          ----------------------------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08895
Reporting Period: 07/01/2004 - 06/30/2005
ING Funds Trust









======================== ING CLASSIC MONEY MARKET FUND =========================


This fund had no proxy voting activity during the reporting period.


============================= ING GNMA INCOME FUND =============================


This fund had no proxy voting activity during the reporting period.


=========================== ING HIGH YIELD BOND FUND ===========================


This fund had no proxy voting activity during the reporting period.


======================= ING HIGH YIELD OPPORTUNITY FUND ========================


ICG COMMUNICATIONS, INC.

Ticker:                      Security ID:  449246206
Meeting Date: OCT 15, 2004   Meeting Type: Special
Record Date:  SEP 13, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management


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MPOWER HOLDINGS CORP.

Ticker:       MPE            Security ID:  62473L309
Meeting Date: AUG 24, 2004   Meeting Type: Annual
Record Date:  JUN 30, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Michael M. Earley         For       For        Management
1.2   Elect  Director Robert M. Pomeroy         For       For        Management




================== ING INSTITUTIONAL PRIME MONEY MARKET FUND ===================


This fund had no proxy voting activity during the reporting period.


========================== ING INTERMEDIATE BOND FUND ==========================


This fund had no proxy voting activity during the reporting period.


======================= ING LEXINGTON MONEY MARKET TRUST =======================


This fund had no proxy voting activity during the reporting period.


============================ ING MONEY MARKET FUND =============================


This fund had no proxy voting activity during the reporting period.

====================== ING NATIONAL TAX-EXEMPT BOND FUND =======================


This fund had no proxy voting activity during the reporting period.


========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                       ING FUNDS TRUST
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By (Signature and Title)                /s/ James M. Hennessy
                        ------------------------------------------------------
                                President and Chief Executive Officer

Date                               August 30, 2005
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